8. STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
STOCKHOLDERS' DEFICIT

(A) Common Stock Issued for Cash

On April 28, 2006, the Company issued 8,000 shares of common stock for cash of $400 ($0.05 per share).

On January 8, 2007 the Company issued 1,750,000 shares of common stock for $15,000 ($0.01/share). This agreement was subsequently terminated effective May 23, 2007.

On January 22, 2007 the Company issued 12,000,000 shares of common stock for $103,000 ($0.01/share). In addition, 9,000,000 shares were issued for $3,000 ($0.0003/share).

On April 4, 2007, the Company issued 1,875,000 shares of common stock for cash of $15,000 ($0.01 per share).

On April 20, 2007, the Company issued 1,875,000 shares of common stock for cash of $15,000 ($0.01 per share).

On May 18, 2007, the Company issued 13,125,000 shares of common stock for cash of $105,000 ($0.01 per share).

On August 28, 2007 the Company entered into a stock purchase agreement to issue 80,495,000 shares common stock in the amount of $241,485 ($0.003/share).

On August 29, 2007 the Company entered into a stock purchase agreement to issue 200,000 shares common stock in the amount of $600 ($0.003/share).

On August 29, 2007 the Company entered into a stock purchase agreement to issue 8,300,000 shares common stock in the amount of $24,900 ($0.003/share).

On September 1, 2007 the Company entered into a stock purchase agreement to issue 25,000 shares common stock in the amount of $75 ($0.003/share).

On September 5, 2007 the Company entered into a stock purchase agreement to issue 120,000 shares common stock in the amount of $360 ($0.003/share).

On September 12, 2007 the Company entered into a stock purchase agreement to issue 1,025,000 shares common stock in the amount of $3,075 ($0.003/share).

In accordance with the May 2007 stock purchase agreement which contains an anti-dilution clause which requires the Company to issue additional common shares under the stock purchase agreement for any subsequent issuance at a price below $.08 per share for a period of 12 months, the Company has issued 28,125,000 additional shares through May 2008 as a result of the subsequent stock issuances at $0.003/share.

On April 24, 2009 the Company issued 2,000,000 shares of common stock for $20,000 ($0.01/share).

On May 22, 2009, the Company issued 500,000 shares of common stock for $5,000 ($0.01/share).

On September 30, 2009, the Company issued 366,599 shares of common stock for $3,000 ($0.01/share).

On May 18, 2010, the Company issued 4,000,000 shares of common stock for cash of $21,642 and in exchange of $6,990 in note payables ($0.007158 per share).

On July 21, 2010, the Company issued 1,875,000 shares of common stock for $15,000 ($0.008/share).

On September 10, 2010, the Company issued 1,351,351 shares of common stock for $20,000 ($0.0148/share).

On September 22, 2010, the Company issued 1,286,765 shares of common stock for $35,000 ($0.0272/share).

On October 15, 2010, the Company issued 1,179,245 shares of common stock for $100,000 ($0.084/share).

On December 7, 2010, the Company issued 1,157,407 shares of common stock for $75,000 ($0.065/share).

During the year ended December 31, 2013, the Company had to issue an additional 845,800 make-up shares related to a transaction entered into during the year ended December 31, 2010.

On January 25, 2011 the Company issued 1,470,588 shares of common stock for $100,000 ($0.068/share).

On March 22, 2011 the Company issued 2,083,333 shares of common stock for $100,000 ($0.048/share).

On April 18, 2011 the Company issued 1,029,412 shares of common stock for $70,000 ($0.07/share).

On April 22, 2011 the Company issued 1,420,455 shares of common stock for $100,000 ($0.07/share).

On September 22, 2011, the Company issued 1,372,119 shares of common stock for $100,000 ($0.07/share).

On November 9, 2011, the Company issued 1,314,406 shares of common stock for $100,000 ($0.08/share).

On December 16, 2011, the Company issued 1,543,210 shares of common stock for $100,000 ($0.06/share).

On January 20, 2012, the Company issued 1,562,500 shares of common stock for $100,000 ($0.06/share).

On April 19, 2012, the Company issued 2,403,846 shares of common stock for $100,000 ($0.06/share).

On May 19, 2012, the Company issued 1,923,077 shares of common stock for $100,000 ($0.05/share).

On June 29, 2012, the Company issued 2,155,172 shares of common stock for $100,000 ($0.04/share).

On December 21, 2012, the Company issued 1,004,832 shares of common stock for $25,000 ($0.02/share).

On February 19, 2013, the Company issued 961,538 shares of common stock for $50,000 ($0.05/share).

On March 4, 2013, the Company issued 945,537 shares of common stock for $50,000 ($0.05/share).

On April 1, 2013, the Company issued 822,368 shares of common stock for $50,000 ($0.06/share).

On April 15, 2013, the Company issued 884,434 shares of common stock for $75,000 ($0.08/share).

On July 11, 2013 the Company issued 1,760,563 shares of common stock for $100,000 ($0.06/share).

On July 25, 2013 the Company issued 1,760,563 shares of common stock for $100,000 ($0.06/share).

On August 13, 2013 the Company issued 1,838,235 shares of common stock for $100,000 ($0.05/share).

On September 3, 2013 the Company issued 1,923,077 shares of common stock for $100,000 ($0.05/share).

On September 19, 2013 the Company issued 2,100,840 shares of common stock for $100,000 ($0.05/share).

On October 3, 2013 the Company issued 2,604,167 shares of common stock for $100,000 ($0.04/share).

On October 17, 2013 the Company issued 2,604,167 shares of common stock for $100,000 ($0.04/share).

On December 11, 2013 the Company issued 3,063,725 shares of common stock for $125,000 ($0.04/share).

On January 28, 2014 the Company issued 3,537,736 shares of common stock for $150,000 ($0.04/share).

On February 18, 2014 the Company issued 3,409,091 shares of common stock for $150,000 ($0.04/share).

On March 12, 2014 the Company issued 2,551,020 shares of common stock for $100,000 ($0.04/share).

On April 7, 2014 the Company issued 2,212,389 shares of common stock for $100,000 ($0.05/share).

On April 22, 2014 the Company issued 2,173,913 shares of common stock for $100,000 ($0.05/share).

On June 10, 2014 the Company issued 3,409,091 shares of common stock for $150,000 ($0.04/share).

On July 7, 2014, the Company issued 2,212,389 share of common stock for $100,000 ($0.05/share).

On August 6, 2014, the Company issued 2,272,727 share of common stock for $100,000 ($0.04/share).

On September 3, 2014, the Company issued 2,450,980 share of common stock for $100,000 ($0.04/share).

On September 22, 2014, the Company issued 2,821,670 share of common stock for $100,000 ($0.04/share).

(B) Common Stock Issued for Intellectual Property

On April 26, 2006, the Company issued 332,292,000 shares of common stock to its founder having a fair value of $180 ($0.000001/share) in exchange for intellectual property. The fair value of the patent was determined based upon the historical cost of the intellectual property contributed by the founder.

(C) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

On May 8, 2006, the Company entered into a license agreement for research and development. Pursuant to the terms of the agreement, the Company issued 17,500,000 shares of common stock upon execution of the agreement. The Company also received a five-year call option from the license holder to repurchase 7,000,000 common shares at an exercise price of $150,000 or $.02 per share. The option gives the Company the right, but not the obligation to repurchase the shares of common stock. The call option expires May 4, 2011. As of June 30, 2011 the value of the stock was $.07 per share. The Company does not have the obligation to repurchase the shares.

On July 1, 2006 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company paid 700,000 shares of common stock upon execution. These shares had a fair value of $5,600 ($0.01/share) based upon the recent cash offering price. Additionally, 2,000,000 shares of common stock were issued on May 18, 2007 with a fair value of $16,000 ($0.01/share). As of December 31, 2008, the Company issued 600,000 shares of common stock for consulting services rendered with a fair value of $6,000 ($0.01/share). On January 15, 2008 the Company authorized the issuance of 400,000 shares of common stock for consulting services rendered with a fair value of $4,000 ($0.01/share).

On July 1, 2009, the issuance of 280,000 shares was approved by the board of directors as repayment for services previously provided to the Company by a consultant having a fair value of $14,000 ($0.05/share) in accordance with a consulting agreement (See Note 9(C)).

On July 1, 2009, the issuance of 482,825 shares was approved by the board of directors as partial payment for services previously provided to the Company by a consultant in accordance with a consulting agreement. The total amount of issuable shares for the consultant is 1,122,311 shares, which includes 400,000 issuable shares previously approved by the board of directors and 239,486 shares were approved to be issued on November 19, 2009 for a fair value of $18,000 (See Note 9(C)).

On August 3, 2009, the Company entered into an agreement with a consultant to provide investor relations services. On October 5, 2009 the Company issued 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for investor relations to be provided over a term of 180 days. The Company started receiving services beginning October 5, 2009. As of March 31, 2010 $200,000 was recorded (See Note 8(D)).

On January 15, 2010 the Company issued 500,000 shares with a fair value of $5,000 ($0.01/share) to a consultant for investor relations to be provided over a term of 12 months once certain conditions are met. As of March 31, 2010, $5,000 was recognized as deferred compensation (See Note 8).

On May 21, 2010 the Company issued 40,000 shares with a fair value of $400 ($0.01/share) to a consultant for research and development services (See Note 9(C )).

On July 30, 2010 the Company issued 2,400,000 shares with a fair value of $30,000 ($0.0125/share) to a consultant for legal services incurred in behalf of the Company.

On August 26, 2010 the Company issued 280,000 shares with a fair value of $14,000 ($0.05/share) to a consultant for research and development services provided in the past.

On August 26, 2010 the Company issued 985,915 shares with a fair value of $14,000 ($0.0142/share) to a consultant for research and development services provided in the past (See Note 9(C)).

On August 26, 2010 the Company issued 4,500,000 shares with a fair value of $90,000 ($0.02/share) to a consultant for research and development services (See Note 9(C)).

On August 26, 2010 the Company issued 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for research and development services (See Note 9(C)).

On September 16, 2010, the Company entered into an agreement with a consultant to provide technical support. On September 16, 2010 the Company issued 100,000 shares, as a sign on bonus, with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years (See Note 9(C)).

On September 16, 2010, the Company entered into an agreement with a consultant to provide technical support. On September 16, 2010 the Company issued 100,000 shares, as a sign on bonus, with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years (See Note 9(C)).

On September 23, 2010 the Company issued 387,500 shares with a fair value of $31,000 ($0.08/share) to a consultant for legal services incurred on behalf of the Company.

On April 1, 2011 the Company issued 1,000,000 shares with a fair value of $70,000 ($0.07/share) to a consultant for research and development services.

On April 18, 2011, the Company issued 1,029,412 shares of stock with a fair value of $70,000 based on the average trading price over a 30 day period for a research and development consulting agreement.

On October 28, 2011, the Company issued 2,200,000 shares of stock with a fair value of $242,000 ($0.11/share) to obtain the use of a license.

On May 24, 2012 the Company issued 3,200,000 shares with a fair value of $192,000 ($0.06/share) to consultants for research and development services.

On May 24, 2012 the Company issued 300,000 shares with a fair value of $18,000 ($0.06/share) to a consultant for research and development services provided in the past.

On May 24, 2012 the Company issued 3,000,000 shares with a fair value of $300,000 ($0.10/share) to a consultant for research and development services provided in the past.

On December 18, 2012 the Company issued 1,000,000 shares with a fair value of $40,000 ($0.04/share) to a consultant for research and development services provided in the past.

On March 28, 2014, the Company issued 44,000 shares of common stock with a fair value of $2,864 ($0.065/share) to a consultant as consideration for consulting fees owed from June 1, 2012 through March 31, 2014 of $44,000. The issuance of shares resulted in gain on settlement of accounts payable of $19,136.

On April 23, 2014, the Company issued 1,800,000 shares of common stock with a fair value of $111,600 ($0.062/share) to a consultant as consideration for consulting services.

(D) Cancellation and Retirement of Common Stock

On December 29, 2006, the Company’s founder returned 11,666,500 shares of common stock to the Company. These shares were cancelled and retired. Accordingly, the net effect on equity is $0.

(E) Common Stock Warrants

During 2006, the Company issued 6,000,000 warrants to an officer under his employment agreement. The Company recognized an expense of $126,435 for the period from inception to December 31, 2006. The Company recorded the fair value of the warrants based on the fair value of each warrant grant estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions used for grants in 2006, dividend yield of zero, expected volatility of 183%; risk-free interest rates of 4.98%, expected life of one year. The warrants vested immediately. The options expire between 5 and 9 years from the date of issuance and have an exercise price of between $.21 and $.40 per share. During November 2006, the Company and the officer entered into an amendment to the employment agreement whereby all the warrants were retired.

On July 29, 2010, the Company issued a warrant for 20,000,000 common shares in connection to a consulting agreement. The warrant was value at $200,000, the fair value of the services to be provided pursuant to the agreement. The warrant has a term of 2 years.

On October 4, 2010, the Company issued 5,177,801 shares in connection with the cashless exercise of the 6,000,000 warrants.

On May 11, 2011, the Company issued 19,767,985 shares in connection with the cashless exercise of the 20,000,000 warrants.

On February 2, 2014, the Company issued 9,821,429 shares in connection with the cashless exercise of 10,000,000.

On November 21, 2012, the Company issued 10-year warrants for 10,000,000 shares with a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered. The warrants had a fair value of $400,000, based upon the Black-Scholes option-pricing model. The Company used the following weighted average assumptions:

Expected dividends	0%
Expected volatility	283.23%
Expected term	10 years
Risk free interest rate	1.69%
Expected forfeitures	0%

On July 18, 2013, the Company issued 9,857,142 shares in connection with the cashless exercise of the 10,000,000 warrants.

On July 9, 2013, the Company issued 5-year warrants for 10,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered. The warrants had a fair value of $736,816, based upon the Black-Scholes option-pricing model. The Company used the following weighted average assumptions:

Expected dividends	0%
Expected volatility	183.35%
Expected term	5 years
Risk free interest rate	1.50%
Expected forfeitures	0%

On October 15, 2013, the Company issued 1-year warrants for 8,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $396,083, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning October 15, 2015 for a period of 12 months.

Grant Date
Expected dividends	0%
Expected volatility	96.35%

Expected term	3 years
Risk free interest rate	1.45%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning on the 14 th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.94%

Expected term	2 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 14 th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.94%

Expected term	2 years
Risk free interest rate	1.53%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20 th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.23%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20 th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.23%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	123.49%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	123.49%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On June 4, 2014, the Company issued 3-year warrant for 3,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $171,102, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.69%

Expected term	3 years
Risk free interest rate	0.85%
Expected forfeitures	0%

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2011	-	$-
Granted	10,000,000	0.001
Exercised
Cancelled/Forfeited	-	-
Balance, December 31, 2012	10,000,000	0.001	9.90
Granted	18,000,000	$0.001
Exercised	(10,000,000)	$-
Cancelled/Forfeited	-
Balance, December 31, 2013	18,000,000	$0.001	2.9
Granted	10,200,000	$0.001
Exercised	(10,000,000)	$-
Cancelled/Forfeited	-
Balance, September 30, 2014	18,200,000	$0.001	2.6

Intrinsic Value	718,180

For the nine months ended September 30, 2014, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	18,200,000	-	2.3	718,180

For the year ended December 31, 2013, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	28,000,000	18,000,000	2.9	918,000

(F) Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock. Two shares of Series A Preferred stock have been authorized.

(G) Stock Split Effected in the Form of a Stock Dividend

On March 23, 2009, the Company's Board of Directors declared a nine-for-one stock split to be effected in the form of a dividend. The stock dividend was distributed to shareholders of record as of April 27, 2009. A total of 449,773,650 shares of common stock were issued. All basic and diluted loss per share and average shares outstanding information has been adjusted to reflect the aforementioned stock dividend.

(H) Conversion of debt & Issuance of Convertible Preferred Stock – related party

During the year ended December 31, 2013, the Company's Chief Executive Officer converted accrued payroll of $30,000 in exchange for the issuance of Series A convertible Preferred Stock (“Series A PS”).

Each share of Series A PS is entitled to vote together with the holders of the Company’s common stock on all matters and is entitled to 200,000,000 votes on all such matters. Each Share of Series A PS is convertible into one share of the Company’s common stock at the holder’s option.

Series A PS Valuation
Debt converted – related party	$(30,000)
Valuation of Series A PS issued as consideration	5,217,800
Loss on settlement of debt	$5,187,800

The valuation of the Series A PS was performed by a third party valuation expert and was based on the voting control obtained and the Company's market cap at the time of the transaction.

(A)        Common Stock Issued for Cash

On April 28, 2006, the Company issued 8,000 shares of common stock for cash of $400 ($0.05 per share).

On January 8, 2007 the Company issued 1,750,000 shares of common stock for $15,000 ($0.01/share).  This agreement was subsequently terminated effective May 23, 2007.

On January 22, 2007 the Company issued 12,000,000 shares of common stock for $103,000 ($0.01/share).   In addition, 9,000,000 shares were issued for $3,000 ($0.0003/share).

On April 4, 2007, the Company issued 1,875,000 shares of common stock for cash of $15,000 ($0.01 per share).

On April 20, 2007, the Company issued 1,875,000 shares of common stock for cash of $15,000 ($0.01 per share).

On May 18, 2007, the Company issued 13,125,000 shares of common stock for cash of $105,000 ($0.01 per share).

On August 28, 2007 the Company entered into a stock purchase agreement to issue 80,495,000 shares common stock in the amount of $241,485 ($0.003/share).

On August 29, 2007 the Company entered into a stock purchase agreement to issue 200,000 shares common stock in the amount of $600 ($0.003/share).

On August 29, 2007 the Company entered into a stock purchase agreement to issue 8,300,000 shares common stock in the amount of $24,900 ($0.003/share).

On September 1, 2007 the Company entered into a stock purchase agreement to issue 25,000 shares common stock in the amount of $75 ($0.003/share).

On September 5, 2007 the Company entered into a stock purchase agreement to issue 120,000 shares common stock in the amount of $360 ($0.003/share).

On September 12, 2007 the Company entered into a stock purchase agreement to issue 1,025,000 shares common stock in the amount of $3,075 ($0.003/share).

In accordance with the May 2007 stock purchase agreement which contains an anti-dilution clause which requires the Company to issue additional common shares under the stock purchase agreement for any subsequent issuance at a price below $.08 per share for a period of 12 months, the Company has issued 28,125,000 additional shares through May 2008 as a result of the subsequent stock issuances at $0.003/share.

On April 24, 2009 the Company issued 2,000,000 shares of common stock for $20,000 ($0.01/share).

On May 22, 2009, the Company issued 500,000 shares of common stock for $5,000 ($0.01/share).

On September 30, 2009, the Company issued 366,599 shares of common stock for $3,000 ($0.01/share).

On May 18, 2010, the Company issued 4,000,000 shares of common stock for cash of $21,642 and in exchange of $6,990 in note payables ($0.007158 per share).

On July 21, 2010, the Company issued 1,875,000 shares of common stock for $15,000 ($0.008/share).

On September 10, 2010, the Company issued 1,351,351 shares of common stock for $20,000 ($0.0148/share).

On September 22, 2010, the Company issued 1,286,765 shares of common stock for $35,000 ($0.0272/share).

On October 15, 2010, the Company issued 1,179,245 shares of common stock for $100,000 ($0.084/share).

On December 7, 2010, the Company issued 1,157,407 shares of common stock for $75,000 ($0.065/share).

During the year ended December 31, 2013, the Company had to issue an additional 845,800 make-up shares related to a transaction entered into during the year ended December 31, 2010.

On January 25, 2011 the Company issued 1,470,588 shares of common stock for $100,000 ($0.068/share).

On March 22, 2011 the Company issued 2,083,333 shares of common stock for $100,000 ($0.048/share).

On April 18, 2011 the Company issued 1,029,412 shares of common stock for $70,000 ($0.07/share).

On April 22, 2011 the Company issued 1,420,455 shares of common stock for $100,000 ($0.07/share).

On September 22, 2011, the Company issued 1,372,119 shares of common stock for $100,000 ($0.07/share).

On November 9, 2011, the Company issued 1,314,406 shares of common stock for $100,000 ($0.08/share).

On December 16, 2011, the Company issued 1,543,210 shares of common stock for $100,000 ($0.06/share).

On January 20, 2012, the Company issued 1,562,500 shares of common stock for $100,000 ($0.06/share).

On April 19, 2012, the Company issued 2,403,846 shares of common stock for $100,000 ($0.06/share).

On May 19, 2012, the Company issued 1,923,077 shares of common stock for $100,000 ($0.05/share).

On June 29, 2012, the Company issued 2,155,172 shares of common stock for $100,000 ($0.04/share).

On December 21, 2012, the Company issued 1,004,832 shares of common stock for $25,000 ($0.02/share).

On February 19, 2013, the Company issued 961,538 shares of common stock for $50,000 ($0.05/share).

On March 4, 2013, the Company issued 945,537 shares of common stock for $50,000 ($0.05/share).

On April 1, 2013, the Company issued 822,368 shares of common stock for $50,000 ($0.06/share).

On April 15, 2013, the Company issued 884,434 shares of common stock for $75,000 ($0.08/share).

On July 11, 2013 the Company issued 1,760,563 shares of common stock for $100,000 ($0.06/share).

On July 25, 2013 the Company issued 1,760,563 shares of common stock for $100,000 ($0.06/share).

On August 13, 2013 the Company issued 1,838,235 shares of common stock for $100,000 ($0.05/share).

On September 3, 2013 the Company issued 1,923,077 shares of common stock for $100,000 ($0.05/share).

On September 19, 2013 the Company issued 2,100,840 shares of common stock for $100,000 ($0.05/share).

On October 3, 2013 the Company issued 2,604,167 shares of common stock for $100,000 ($0.04/share).

On October 17, 2013 the Company issued 2,604,167 shares of common stock for $100,000 ($0.04/share).

On December 11, 2013 the Company issued 3,063,725 shares of common stock for $125,000 ($0.04/share).

(B) Common Stock Issued for Intellectual Property

On April 26, 2006, the Company issued 332,292,000 shares of common stock to its founder having a fair value of $180 ($0.000001/share) in exchange for intellectual property.  The fair value of the patent was determined based upon the historical cost of the intellectual property contributed by the founder.

(C) Common Stock Issued for Services

On May 8, 2006, the Company entered into a license agreement for research and development. Pursuant to the terms of the agreement, the Company issued 17,500,000 shares of common stock upon execution of the agreement. The Company also received a five-year call option from the license holder to repurchase 7,000,000 common shares at an exercise price of $150,000 or $.02 per share. The option gives the Company the right, but not the obligation to repurchase the shares of common stock.  The call option expires May 4, 2011. As of June 30, 2011 the value of the stock was $.07 per share.  The Company does not have the obligation to repurchase the shares.

On July 1, 2006 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company paid 700,000 shares of common stock upon execution.  These shares had a fair value of $5,600 ($0.01/share) based upon the recent cash offering price.  Additionally, 2,000,000 shares of common stock were issued on May 18, 2007 with a fair value of $16,000 ($0.01/share).   As of December 31, 2008, the Company issued 600,000 shares of common stock for consulting services rendered with a fair value of $6,000 ($0.01/share).  On January 15, 2008 the Company authorized the issuance of 400,000 shares of common stock for consulting services rendered with a fair value of $4,000 ($0.01/share).

On July 1, 2009, the issuance of 280,000 shares was approved by the board of directors as repayment for services previously provided to the Company by a consultant having a fair value of $14,000 ($0.05/share) in accordance with a consulting agreement (See Note 9(C)).

On July 1, 2009, the issuance of 482,825 shares was approved by the board of directors as partial payment for services previously provided to the Company by a consultant in accordance with a consulting agreement.  The total amount of issuable shares for the consultant is 1,122,311 shares, which includes 400,000 issuable shares previously approved by the board of directors and 239,486 shares were approved to be issued on November 19, 2009 for a fair value of $18,000 (See Note 9(C)).

On August 3, 2009, the Company entered into an agreement with a consultant to provide investor relations services.  On October 5, 2009 the Company issued 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for investor relations to be provided over a term of 180 days.  The Company started receiving services beginning October 5, 2009.  As of March 31, 2010 $200,000 was recorded (See Note 9(D)).

On January 15, 2010 the Company issued 500,000 shares with a fair value of $5,000 ($0.01/share) to a consultant for investor relations to be provided over a term of 12 months once certain conditions are met.  As of March 31, 2010, $5,000 was recognized as deferred compensation (See Note 9).

On May 21, 2010 the Company issued 40,000 shares with a fair value of $400 ($0.01/share) to a consultant for research and development services (See Note 9(C )).

On July 30, 2010 the Company issued 2,400,000 shares with a fair value of $30,000 ($0.0125/share) to a consultant for legal services incurred in behalf of the Company.

On August 26, 2010 the Company issued 280,000 shares with a fair value of $14,000 ($0.05/share) to a consultant for research and development services provided in the past.

On August 26, 2010 the Company issued 985,915 shares with a fair value of $14,000 ($0.0142/share) to a consultant for research and development services provided in the past (See Note 9 (C)).

On August 26, 2010 the Company issued 4,500,000 shares with a fair value of $90,000 ($0.02/share) to a consultant for research and development services (See Note 9 (C)).

On August 26, 2010 the Company issued 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for research and development services (See Note 9 (C)).

On September 16, 2010, the Company entered into an agreement with a consultant to provide technical support.  On September 16, 2010 the Company issued 100,000 shares, as a sign on bonus, with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years (See Note 8(C)).

On September 16, 2010, the Company entered into an agreement with a consultant to provide technical support.  On September 16, 2010 the Company issued 100,000 shares, as a sign on bonus, with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years (See Note 8(C)).

On September 23, 2010 the Company issued 387,500 shares with a fair value of $31,000 ($0.08/share) to a consultant for legal services incurred on behalf of the Company.

On April 1, 2011 the Company issued 1,000,000 shares with a fair value of $70,000 ($0.07/share) to a consultant for research and development services.

On April 18, 2011, the Company issued 1,029,412 shares of stock with a fair value of $70,000 based on the average trading price over a 30 day period for a research and development consulting agreement.

On October 28, 2011, the Company issued 2,200,000 shares of stock with a fair value of $242,000 ($0.11/share) to obtain the use of a license.

On May 24, 2012 the Company issued 3,200,000 shares with a fair value of $192,000 ($0.06/share) to a consultants for research and development services.

On May 24, 2012 the Company issued 300,000 shares with a fair value of $18,000 ($0.06/share) to a consultant for research and development services provided in the past.

On May 24, 2012 the Company issued 3,000,000 shares with a fair value of $300,000 ($0.10/share) to a consultant for research and development services provided in the past.

On December 18, 2012 the Company issued 1,000,000 shares with a fair value of $40,000 ($0.04/share) to a consultant for research and development services provided in the past.

(D) Cancellation and Retirement of Common Stock

On December 29, 2006, the Company’s founder returned 11,666,500 shares of common stock to the Company.  These shares were cancelled and retired.  Accordingly, the net effect on equity is $0.

(E) Common Stock Warrants

During 2006, the Company issued 6,000,000 warrants to an officer under his employment agreement.   The Company recognized an expense of $126,435 for the period from inception to December 31, 2006.  The Company recorded the fair value of the warrants  based on the fair value of each warrant grant estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions used for grants in 2006, dividend yield of zero, expected volatility of 183%; risk-free interest rates of 4.98%, expected life of one year. The warrants vested immediately.   The options expire between 5 and 9 years from the date of issuance and have an exercise price of between $.21 and $.40 per share. During November 2006, the Company and the officer entered into an amendment to the employment agreement whereby all the warrants were retired.

On July 29, 2010, the Company issued a warrant for 20,000,000 common shares in connection to a consulting agreement. The warrant was value at $200,000, the fair value of the services to be provided pursuant to the agreement. The warrant has a term of 2 years.

On October 4, 2010, the Company issued 5,177,801 shares in connection with the cashless exercise of the 6,000,000 warrants.

On May 11, 2011, the Company issued 19,767,985 shares in connection with the cashless exercise of the 20,000,000 warrants.

On November 21, 2012, the Company issued 10-year warrants for 10,000,000 shares with a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered . The warrants had a fair value of $400,000, based upon the Black-Scholes option-pricing model. The Company used the following weighted average assumptions:

Expected dividends	0%
Expected volatility	283.23%
Expected term	10 years
Risk free interest rate	1.69. %
Expected forfeitures	0%

On July 18, 2013, the Company issued 9,857,142 shares in connection with the cashless exercise of the 10,000,000 warrants.

On July 9, 2013, the Company issued 5-year warrants for 10,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered. The warrants had a fair value of $736,816, based upon the Black-Scholes option-pricing model. The Company used the following weighted average assumptions:

Expected dividends	0%
Expected volatility	183.35%
Expected term	5 years
Risk free interest rate	1.50. %
Expected forfeitures	0%

On October 15, 2013, the Company issued 1-year warrants for 8,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered . The warrants had a fair value of $396,083, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning October 15, 2015 for a  period of 12 months.

Grant Date
Expected dividends	0%
Expected volatility	96.35%

Expected term	3 years
Risk free interest rate	1.45.	%
Expected forfeitures	0%

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2011	-	$-
Granted	10,000,000	0.001
Exercised
Cancelled/Forfeited	-	-
Balance, December 31, 2012	10,000,000	0.001	9.90
Granted	18,000,000	$0.001
Exercised	(10,000,000)	$-
Cancelled/Forfeited	-
Balance, December 31, 2013	18,000,000	$0.001	2.9

Intrinsic Value	918,000

For the year ended December 31, 2013, the following warrants were outstanding:

Exercise Price	Warrants Outstandning	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	28,000,000	18,000,000	2.9	918,000

For the year ended December 31, 2012, the following warrants were outstanding:

Exercise Price	Warrants Outstandning	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	10,000,000	10,000,000	9.895890411	365,000

(F)  Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value

●	Common stock Class B, unlimited number of shares authorized, no par value

●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock.  Two shares of Series A Preferred stock have been authorized.

(G) Stock Split Effected in the Form of a Stock Dividend

On March 23, 2009, the Company's Board of Directors declared a nine-for-one stock split to be effected in the form of a dividend.  The stock dividend was distributed to shareholders of record as of April 27, 2009.  A total of 449,773,650 shares of common stock were issued.  All basic and diluted loss per share and average shares outstanding information has been adjusted to reflect the aforementioned stock dividend.

(H) Conversion of debt & Issuance of Convertible Preferred Stock – related party

During the year ended December 31, 2013, the Company's Chief Executive Officer converted accrued payroll of $30,000 in exchange for the issuance of Series A convertible Preferred Stock (“Series A PS”).

Each share of Series A PS is entitled to vote together with the holders of the Company’s common stock on all matters and is entitled to 200,000,000 votes on all such matters.  Each Share of Series A PS is convertible into one share of the Company’s common stock at the holder’s option.

Series A PS Valuation
Debt converted – related party	$(30,000)
Valuation of Series A PS issued as consideration	5,217,800
Loss on settlement of debt	$5,187,800

              The valuation of the Series A PS was performed by a third party valuation expert and was based on the voting control obtained and the Company's market cap at the time of the transaction.